Related Party Transactions - Schedule of the Major Related Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Yingkai Xu [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.	Shareholder, CEO and Chairman of the Company, husband of the Director, Jingzhu Ding, of Mingteng International.
Jingzhu Ding [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.	Shareholder and Director of the Company, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Ms. Jingzhu Ding owns 100% equity interest.	Ms. Jingzhu Ding owns a 100% share.